John Hancock Equity Funds
                 Supplement to the Class A, Class B and Class C
                      Shares Prospectus (the "Prospectus")
                               dated March 1, 2006

The following changes to the Prospectus are effective April 13, 2006:

John Hancock Growth Trends Fund

On page 13, the "Portfolio Managers" section for the technology sector has been deleted and replaced with the following:

TECHNOLOGY- Thomas P. Norton, CFA
Joined fund team in 2006; Technology portfolio manager


John Hancock Multi Cap Growth Fund

On page 23, the "Portfolio Managers" section has been deleted and replaced with the following:

Thomas P. Norton, CFA
Joined fund team in 2006



On page 46, the Management Biography for Anurag Pandit has been deleted.



April 11, 2006

EQTPS3

                            John Hancock Sector Funds
                 Supplement to the Class A, Class B and Class C
                      Shares Prospectus (the "Prospectus")
                               dated March 1, 2006


The following changes to the Prospectus are effective April 13, 2006:

John Hancock Technology Fund

John Hancock Technology Leaders Fund


The "Portfolio Manager" section for each of the funds referenced above has been deleted and replaced with the following:



Portfolio Manager

   Thomas P. Norton, CFA
   Joined fund team in 2006


On page 27, the Management Biography for Anurag Pandit has been deleted.



April 11, 2006

SECPS2

                            John Hancock Sector Funds
      Supplement to the Institutional Class I Prospectus (the "Prospectus")
                               dated March 1, 2006


The following changes to the Prospectus are effective April 13, 2006:

John Hancock Technology Fund


On page 7, the "Portfolio Manager" section has been deleted and replaced with the following:



Portfolio Manager

   Thomas P. Norton, CFA
   Joined fund team in 2006


On page 16, the Management Biography for Anurag Pandit has been deleted.



April 11, 2006

KMFPS3